UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08012
Investment Company Act File Number
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Government Obligations Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Mortgage – Backed Securities — 95.3%
Mortgage Pass-Throughs — 86.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
5.000%, with maturity at 2014	$2,455	$2,513,265
5.500%, with various maturities to 2017	11,646	12,021,086
6.000%, with various maturities to 2026	12,819	13,365,647
6.500%, with various maturities to 2030	36,254	38,360,003
6.870%, with maturity at 2024	311	333,386
7.000%, with various maturities to 2026	26,549	28,100,375
7.090%, with maturity at 2023	1,177	1,270,964
7.250%, with maturity at 2022	1,850	2,005,526
7.310%, with maturity at 2027	511	558,858
7.500%, with various maturities to 2029	19,941	21,619,584
7.630%, with maturity at 2019	730	784,724
7.750%, with maturity at 2018	44	46,220
7.780%, with maturity at 2022	265	291,839
7.850%, with maturity at 2020	594	651,565
8.000%, with various maturities to 2028	18,927	20,701,412
8.130%, with maturity at 2019	1,230	1,354,881
8.150%, with maturity at 2021	412	455,119
8.250%, with various maturities to 2017	144	154,989
8.500%, with various maturities to 2027	8,632	9,612,840
8.750%, with various maturities to 2016	21	22,720
9.000%, with various maturities to 2027	12,743	14,170,652
9.250%, with various maturities to 2017	243	263,888
9.500%, with various maturities to 2026	3,775	4,263,544
9.750%, with various maturities to 2018	11	11,068
11.000%, with maturity at 2015	39	43,366
13.500%, with maturity at 2010	4	4,445
15.000%, with maturity at 2011(1)	0	454

		$172,982,420

Federal National Mortgage Assn.:
0.250%, with maturity at 2014(1)	$0	$406
4.000%, with maturity at 2014	914	923,175
4.019%, with maturity at 2033(2)	5,803	5,812,263
4.300%, with maturity at 2035(2)	2,628	2,633,060
4.361%, with maturity at 2022(2)	3,048	3,050,079
4.375%, with various maturities to 2035(2)	41,774	41,800,737
4.376%, with maturity at 2022(2)	2,722	2,724,551
4.405%, with maturity at 2026(2)	1,894	1,896,928
4.440%, with maturity at 2036(2)	2,898	2,904,337
4.500%, with various maturities to 2018	75,099	76,631,681
4.563%, with maturity at 2036(2)	1,081	1,086,074
4.691%, with maturity at 2035(2)	13,992	14,009,773
5.000%, with various maturities to 2027	7,449	7,592,441
5.087%, with maturity at 2036(2)	44,488	45,018,143
5.113%, with maturity at 2035(2)	14,648	14,822,632
5.500%, with various maturities to 2030	38,333	39,555,599
5.513%, with maturity at 2034(2)	42,632	43,139,470

	Principal
	Amount
Security	(000’s omitted)	Value

6.000%, with various maturities to 2031	$24,592	$25,554,899
6.179%, with maturity at 2040(2)	3,362	3,462,216
6.483%, with maturity at 2025(3)	490	520,240
6.500%, with various maturities to 2029	80,864	85,557,993
7.000%, with various maturities to 2031	35,350	37,857,430
7.250%, with various maturities to 2023	57	60,215
7.500%, with various maturities to 2029	13,680	14,851,862
7.862%, with maturity at 2030(3)	54	59,785
7.875%, with maturity at 2021	1,109	1,222,980
8.000%, with various maturities to 2027	16,598	18,280,912
8.250%, with maturity at 2025	503	560,948
8.330%, with maturity at 2020	1,192	1,324,098
8.500%, with various maturities to 2027	5,940	6,584,777
8.580%, with maturity at 2021(3)	148	161,944
8.750%, with various maturities to 2016	35	35,553
9.000%, with maturity at 2010(3)	17	16,876
9.000%, with various maturities to 2030	1,927	2,152,994
9.125%, with maturity at 2011	22	22,836
9.250%, with various maturities to 2016	16	16,288
9.500%, with various maturities to 2030	3,910	4,414,429
9.750%, with maturity at 2019	35	40,373
9.988%, with maturity at 2021(3)	105	120,958
10.000%, with maturity at 2012	19	20,315
10.018%, with maturity at 2025(3)	87	95,948
10.066%, with maturity at 2021(3)	109	123,730
10.190%, with maturity at 2021(3)	171	192,347
10.224%, with maturity at 2023(3)	156	176,191
10.243%, with maturity at 2020(3)	136	150,863
10.645%, with maturity at 2025(3)	79	87,929
11.000%, with maturity at 2010	2	2,343
11.389%, with maturity at 2019(3)	160	177,818
11.500%, with maturity at 2012	34	36,499
11.639%, with maturity at 2018(3)	200	223,708
11.807%, with maturity at 2025(3)	48	54,394
12.454%, with maturity at 2021(3)	78	86,800
12.676%, with maturity at 2015(3)	173	198,064
13.000%, with maturity at 2010	7	7,505

		$508,116,409

Government National Mortgage Assn.:
4.125%, with various maturities to 2027(2)	$893	$907,188
6.500%, with maturity at 2024	96	101,884
7.000%, with various maturities to 2025	29,554	31,909,965
7.250%, with maturity at 2022	40	43,043
7.500%, with various maturities to 2025	9,722	10,560,525
8.000%, with various maturities to 2027	17,855	19,666,921
8.250%, with maturity at 2019	213	234,470
8.300%, with maturity at 2020	58	64,704
8.500%, with various maturities to 2018	3,021	3,321,059
9.000%, with various maturities to 2027	9,705	11,198,559
9.500%, with various maturities to 2026	6,832	7,827,633

		$85,835,951

Total Mortgage Pass-Throughs (identified cost $753,989,550)		$766,934,780

Collateralized Mortgage Obligations — 8.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.500%, 4/25/24	$387	$405,151
Series 1822, Class Z, 6.900%, 3/15/26	2,524	2,637,090
Series 1896, Class Z, 6.000%, 9/15/26	1,235	1,268,676
Series 2075, Class PH, 6.500%, 8/15/28	669	695,393
Series 2091, Class ZC, 6.000%, 11/15/28	3,098	3,196,690
Series 2102, Class Z, 6.000%, 12/15/28	783	808,715
Series 2115, Class K, 6.000%, 1/15/29	3,777	3,893,180
Series 2142, Class Z, 6.500%, 4/15/29	1,427	1,485,008
Series 2245, Class A, 8.000%, 8/15/27	14,115	15,317,109

		$29,707,012

Federal National Mortgage Assn.:
Series G-8, Class E, 9.000%, 4/25/21	$527	$583,351
Series G92-44, Class ZQ, 8.000%, 7/25/22	635	685,728
Series G93-36, Class ZQ, 6.500%, 12/25/23	20,247	21,197,503
Series 1993-16, Class Z, 7.500%, 2/25/23	740	796,265
Series 1993-39, Class Z, 7.500%, 4/25/23	1,814	1,942,796
Series 1993-149, Class M, 7.000%, 8/25/23	947	1,001,771
Series 1993-250, Class Z, 7.000%, 12/25/23	541	567,746
Series 1994-42, Class K, 6.500%, 4/25/24	8,432	8,806,588
Series 1994-82, Class Z, 8.000%, 5/25/24	3,066	3,343,994
Series 1997-81, Class PD, 6.350%, 12/18/27	1,151	1,194,462
Series 2000-49, Class A, 8.000%, 3/18/27	1,593	1,749,126
Series 2002-1, Class G, 7.000%, 7/25/23	1,253	1,325,405

		$43,194,735

Government National Mortgage Assn., Series 1998-19, Class ZB, 6.500%, 7/20/28	$972	$1,010,951

		$1,010,951

Total Collateralized Mortgage Obligations (identified cost $72,710,709)		$73,912,698

Commercial Mortgage-Backed Securities — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value

GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL, 0.796%, with maturity at 2018(4)(5)	$5,500	$5,208,458

Total Commercial Mortgage-Backed Securities (identified cost $5,521,519)		$5,208,458

Total Mortgage-Backed Securities (identified cost $832,221,778)		$846,055,936

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 7.125%, 2/15/23(6)	$6,000	$8,107,500

Total U.S. Treasury Obligations (identified cost $6,232,182)		$8,107,500

Short-Term Investments — 3.4%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(7)	$29,554	$29,553,810

Total Short-Term Investments (identified cost $29,553,810)		$29,553,810

Total Investments — 99.6% (identified cost $868,007,770)		$883,717,246

Other Assets, Less Liabilities — 0.4%		$3,830,682

Net Assets — 100.0%		$887,547,928

(1)	Principal amount is less than $1,000.

(2)	Adjustable rate mortgage.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $5,208,458 or 0.6% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $29,210.

A summary of financial instruments at January 31, 2009 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation

3/09	925 10 Year U.S. Treasury Note	Long	$109,536,245	$113,471,484	$3,935,239

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$877,006,802

Gross unrealized appreciation	$9,108,147
Gross unrealized depreciation	(2,397,703)

Net unrealized appreciation	$6,710,444

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$29,553,810	$3,935,239
Level 2	Other Significant Observable Inputs	854,163,436	—
Level 3	Significant Unobservable Inputs	—	—

Total		$883,717,246	$3,935,239

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Government Obligations Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009